MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2024-RPL1 ABS 15G

Exhibit 99.1 - Schedule 10

Exception Grades
Run Date - 10/XX/2024 4:42:25 PM
Unique ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
610487998	XXX	XXX		27668801	XXX	1/XX/2023 5:25:48 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 11/XX/2022; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023/XX/27): Secondary valuation obtained Reviewer Comment (2023/XX/25): Desktop Review is not an acceptable secondary valuation. CDA ordered at client's request. Condition remains Seller Comment (2023/XX/25): Desk review uploaded for review.	1/XX/2023 12:17:29 PM			1	D	A	D	A	D	A	D	A	D	A	11/XX/2022	GA	Primary	Purchase		D	A	A	A	A	A	D	A	Non QM	Non QM	No
610487989	XXX	XXX		27992531	XXX	2/XX/2023 6:21:58 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 02/XX/2023; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023/XX/22): Secondary valuation obtained	2/XX/2023 4:22:07 PM			1	D	A	D	A	D	A	D	A	D	A	2/XX/2023	NY	Investment	Purchase		D	A	C	A	A	A	D	A	Exempt from ATR	Exempt from ATR	No
610487989	XXX	XXX		27993359	XXX	2/XX/2023 6:21:58 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXX, FL, Address: XXX, FL HOA Verification HOA Verification	File is missing current HOA verification for the property located XXX, FL				Reviewer Comment (2023/XX/22): Proof of HOA dues provided Seller Comment (2023/XX/22): Please see attached HOA dues documentation.	2/XX/2023 4:22:21 PM			1	C	A	C	A	C	A	C	A	C	A	2/XX/2023	NY	Investment	Purchase		D	A	C	A	A	A	D	A	Exempt from ATR	Exempt from ATR	No
610487980	XXX	XXX		28087477	XXX	3/XX/2023 11:54:33 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 02/XX/2023; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023/XX/09): Secondary valuation obtained Reviewer Comment (2023/XX/08): CDA already ordered at the request of the client. Seller Comment (2023/XX/08): please order once all conditions are cleared - thank you	3/XX/2023 6:08:05 PM			1	D	A	D	A	D	A	D	A	D	A	2/XX/2023	NY	Investment	Purchase		D	A	C	A	A	A	D	A	Exempt from ATR	Exempt from ATR	No
610487980	XXX	XXX		28093374	XXX	3/XX/2023 11:54:33 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXX, NY Tax Verification					Reviewer Comment (2023/XX/09): Property is owned by business and Taxes were not added back in rental income calculation. Exception cleared. Seller Comment (2023/XX/08): Please see attached	3/XX/2023 4:33:34 PM			1	C	A	C	A	C	A	C	A	C	A	2/XX/2023	NY	Investment	Purchase		D	A	C	A	A	A	D	A	Exempt from ATR	Exempt from ATR	No
610487980	XXX	XXX	28093384	XXX	3/XX/2023 11:54:33 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 63.76937% exceeds AUS total debt ratio of 44.00000%.	Lender to provide additional documentation for rental income calculated for the properties located on XXX (three properties). The Final 1003 breaks the properties up into two REOs with one showing income of $XXX and the other two showing no income/loss as well as no monthly liabilities. Per Sch E, one property is listed as 7 (self rental) and the other two are listed together as 4 (commercial property). Lender income worksheet shows that figures from all properties were combined with the mortgage interest, taxes and insurance added back however the taxes and insurance were not accounted for the properties that do not carry a mortgage. If lender is to add amounts back then they also have to include in the monthly liability for the property.	Reviewer Comment (2023/XX/13): Verified all three REOs on XXX on one Deed and under same Commercial loan. Removed Taxes and Insurance to ensure this was added back only once. Also, there was an error in the Housing payment for primary residence, This has been corrected and both HTI and DTI are updated and meets AUS requirements.

Seller Comment (2023/XX/10): see attached

Reviewer Comment (2023/XX/09): Income worksheets provided combined rental income calculations for all 3 properties on XXX that included adding back Taxes and Insurance expenses. Current taxes and insurance expenses were not added back in to offset rental income calculations. This has caused an increase in DTI that exceeds AUS DTI of 44%.

Seller Comment (2023/XX/08): please see attached
																		3/XX/2023 2:54:03 PM			1	C	A	C	A	C	A	C	A	C	A	2/XX/2023	NY	Investment	Purchase		D	A	C	A	A	A	D	A	Exempt from ATR	Exempt from ATR	No
610487962	XXX	XXX	29210015	XXX	10/XX/2023 6:07:59 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXX, TN Insurance Verification	File is missing a copy of Insurance Verification for REO property XXX, TN.	Reviewer Comment (2023/XX/16): Tax cert provided; higher REO expenses used by the lender were used to qualify.

Seller Comment (2023/XX/16): Tax bill and property card denoting not in an HOA uploaded for review.

Reviewer Comment (2023/XX/16): Documentation to verify the expenses for the REO are required.  The file did not contain proof of taxes, insurance, and HOA dues (if applicable).  The amount on the 1003 was used to qualify.  A copy of the tax bill/cert, HOI and other documentation to support the $XXX used to qualify is required.  Condition remains

Seller Comment (2023/XX/16): With the reduction of the $XXX the current calculated DTI of 6.70868 would be reduced, still meeting guidelines requirements.  Please advise.

Reviewer Comment (2023/XX/16): As per final 1003, total expenses $XXX. Please provide supporting document for $XXX. Exception Remains.

Seller Comment (2023/XX/13): The property located at XXX, TN is free and clear of mortgage debt therefore HOI is not required.
																		10/XX/2023 12:58:54 PM			1	C	A	C	A	C	A	C	A	C	A	8/XX/2023	TN	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
610487962	XXX	XXX		29210069	XXX	10/XX/2023 6:07:59 PM	Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.73117% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .73117%).	Missing documentation to verify Undiscounted Interest Rate and Undiscounted Interest Rate Price.				Buyer Comment (2023/XX/12): Initial and Final Grade B, accepted			10/XX/2023 8:33:18 AM	2	B	B	B	B	B	B	B	B	B	B	8/XX/2023	TN	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
610487962	XXX	XXX		29210072	XXX	10/XX/2023 6:07:59 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023/XX/10): Sufficient Cure Provided At Closing		10/XX/2023 1:04:51 PM		1	A	A	A	A	A	A	A	A	A	A	8/XX/2023	TN	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
610487962	XXX	XXX		29210143	XXX	10/XX/2023 6:07:59 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2023)	Verification of the borrower receipt of the appraisal was missing from the file.							10/XX/2023 1:13:25 PM	2	B	B	B	B	B	B	B	B	B	B	8/XX/2023	TN	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No